SCHEDULE OF ROLL FORWARD IN WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021
Change in fair value of warrants	$ 18,523		$ 5,446
Private Warrants [Member]
Warrants Outstanding, January 1, 2023	4,627,858
Assumed in the merger			4,627,858
Exercise of warrants	(3,126,472)
Warrants Outstanding, March 31, 2023	1,501,386		4,627,858
Public Warrants [Member]
Warrants Outstanding, January 1, 2023	9,487,500
Assumed in the merger			9,487,500
Exercise of warrants	(64,971)
Warrants Outstanding, March 31, 2023	9,422,529		9,487,500
Term Loan Warrants [Member]
Warrants Outstanding, January 1, 2023	2,593,056	[1]		[1]
Exercise of warrants	(1,250,000)		(1,600,000)
Warrants Outstanding, March 31, 2023	1,343,056		2,593,056		[1]
Issued in conjunction with merger			4,193,056
Warrant [Member]
Balances, January 1, 2023	$ 30,841	[2]		[2]
Issuance of warrants			52,956
Exercise of warrants	(8,822)		(16,669)
Change in fair value of warrants	(17,998)		(5,446)
Balances, March 31, 2023	$ 4,021		$ 30,841		[2]

[1]	There were no warrants issued, exercised and outstanding prior to January 1, 2022.
[2]	There were no warrants issued, exercised and outstanding prior to January 1, 2022.